SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended					3 Months Ended			12 Months Ended
	Jul. 01, 2025	Jun. 01, 2025	May 01, 2025	Apr. 01, 2025	Feb. 01, 2024	Dec. 16, 2023	May 27, 2023	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	May 31, 2024
Debt instrument, maturity date, description					In January 2024, the note was extended to May 31, 2024	the maturity date was extended to January 31, 2024	At maturity, the maturity was extended for an additional six months. On May 27, 2023 the maturity date was extended to December 16, 2023 and the interest rate was increased to 18%, interest payable monthly.								At maturity, the maturity was extended for an additional six months and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023
Cash													$ 218,262	$ 56,400		$ 19,534	$ 56,400
Warrants shares													248,897,579	75,127,744		65,230,919	75,127,744
Exercise price, maximum														$ 0.0001			$ 0.0001
Expected life years										3 years				6 years 6 months		3 years	5 years
Stock price, maximum														$ 0.0098			$ 0.0098
Expected volatility rate, maximum														311.40%
Shares, Issued													91,833,330
Warrant exercise price													$ 0.034	$ 0.048		$ 0.0188	$ 0.048
Warrant term													32 months 24 days			26 months 29 days
Expected dividend rate, maximum														2.52%
Interest rate							18.00%								18.00%
Debt discount
Share based compensation expense													$ 522,500
[custom:PaymentsForFee]												$ 45,000
Forecast [Member]
Cash																		$ 100,000
Shares, Issued																		33,333,333
Warrant term																		36 months
Series A Preferred Stock [Member]
Conversion price																			$ 0.0025
Warrant [Member] | Forecast [Member]
Shares, Issued									33,333,333									33,333,333
Minimum [Member]
Warrant exercise price													$ 0.03
Minimum [Member] | Forecast [Member]
Warrant exercise price																		$ 0.03
Maximum [Member]
Warrant exercise price													$ 0.05
Maximum [Member] | Forecast [Member]
Warrant exercise price																		$ 0.05
Warrant [Member]
Warrant exercise price														$ 0.005			$ 0.005
Common Stock [Member]
Issued warrants for services, shares																16,000,000
Common Stock [Member] | Forecast [Member]
Shares, Issued																		33,333,333
Subsequent Event [Member]
Debt instrument, maturity date, description										April 2026	the maturity was extended to February 25, 2026		April 2, 2025, to April 2, 2026
Accrued liability									$ 397,646
Cash									$ 5,000				$ 275,500
Warrants shares									4,166,667
Expected life years										3 years
Warrants shares									2,500,000
Warrant issued, value									$ 59,333
Accrued liabilities, net									$ 238,313
Shares, Issued									1,666,666	1,666,666			91,833,330
Warrant term									36 months				36 months
Accounts Payable, Current										$ 45,000
Payments for Other Fees								$ 5,000		2,000
Debt discount									$ 74,000
Share based compensation expense								261,250
[custom:GainOnSettlementOfAccruedLiability]									$ 397,646
[custom:PaymentsForFee]										2,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share based compensation expense								$ 10,885
Subsequent Event [Member] | Convertible Promissory Note [Member]
Interest rate									8.00%
Conversion price									$ 0.003
Conversion discount									50.00%
Subsequent Event [Member] | License [Member]
Payments for Other Fees										$ 5,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Cash													$ 108,500
Shares, Issued													108,500
Subsequent Event [Member] | Warrant [Member]
Shares, Issued									1,666,666	1,666,666
Subsequent Event [Member] | Minimum [Member]
Exercise price, maximum										$ 0.0165
Stock price, maximum										$ 0.011
Expected volatility rate, maximum										323.00%
Warrant exercise price									$ 0.03	$ 0.03			$ 0.03
Expected dividend rate, maximum										3.69%
Subsequent Event [Member] | Maximum [Member]
Exercise price, maximum										$ 0.0197
Stock price, maximum										$ 0.0131
Expected volatility rate, maximum										329.00%
Warrant exercise price									$ 0.05	$ 0.05			$ 0.05
Expected dividend rate, maximum										3.87%
Subsequent Event [Member] | Warrant [Member]
Expected life years									7 years
Stock price, maximum									$ 0.0089
Expected volatility rate, maximum									619.00%
Discount rate									3.83%
Warrant issued, value	$ 17,163	$ 16,415	$ 18,207	$ 195,338					$ 74,000
Shares, Issued													91,833,330
Warrant exercise price	$ 0.0173	$ 0.0165	$ 0.0183	$ 0.0197
Warrant term	3 years	3 years	3 years	3 years					60 months
Issued warrants for services, shares	1,500,000	1,500,000	1,500,000	15,000,000
Warrants issuance, description										the Company is required to issue 1,500.000 warrants on the first of each month with an exercise price set at 150% of the closing price of the common stock the day prior
Warrant issued, shares	1,500.000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsExpectedVolatilityRate1]									618.68%
Subsequent Event [Member] | Warrant [Member] | Warrant One [Member]
Warrant exercise price									$ 0.03
Warrant issued, shares									26,666,666
Subsequent Event [Member] | Warrant [Member] | Warrant Two [Member]
Warrant exercise price									$ 0.05
Warrant issued, shares									26,666,666
Subsequent Event [Member] | Warrant [Member] | Minimum [Member]
Exercise price, maximum									$ 0.03
Subsequent Event [Member] | Warrant [Member] | Maximum [Member]
Exercise price, maximum									$ 0.05
Subsequent Event [Member] | Common Stock [Member]
Cash										$ 5,000
Shares, Issued									1,666,666	1,666,666			91,833,330
Subsequent Event [Member] | IPO [Member]
Cash									$ 100,000